Annual Total Returns - Fidelity Worldwide Fund [BarChart] - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	17.04%
Annual Return 2011	(6.73%)
Annual Return 2012	18.76%
Annual Return 2013	31.55%
Annual Return 2014	0.48%
Annual Return 2015	3.51%
Annual Return 2016	(0.62%)
Annual Return 2017	29.54%
Annual Return 2018	(4.36%)
Annual Return 2019	28.92%